Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Provisions [Abstract]
Summary of Provisions

	As at December 31
	2024	2023
Decommissioning liability	$115.7	$172.6
Office lease provision (existing)	0.7	9.4
Total	$116.4	$182.0

Current portion	$20.4	$32.1
Non-current portion	$96.0	$149.9

Summary of Changes to Decommissioning Liability

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2024	2023
Balance, beginning of year	$172.6	$182.3
Net liabilities added (1)	2.0	1.3
Acquisition	0.4	-
Increase (decrease) due to changes in estimates	20.3	(2.3)
Liabilities settled	(23.9)	(26.6)
Government decommissioning assistance	-	0.4
Transfers to liabilities for assets held for sale	(72.2)	-
Accretion charges	16.5	17.5
Balance, end of year	$115.7	$172.6

Current portion	$19.7	$23.4
Non-current portion	$96.0	$149.2

(1)
Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.

Summary of Changes to Office Lease Provision

Changes to the office lease provision were as follows:

	Year ended December 31
	2024	2023
Balance, beginning of year	$9.4	$17.5
Settlements	(9.0)	(9.0)
Accretion charges	0.3	0.9
Balance, end of year	$0.7	$9.4

Current portion	$0.7	$8.7
Non-current portion	$-	$0.7